NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 08, 2019	Mar. 31, 2019	Nov. 27, 2018	Mar. 31, 2019	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Borrowed issued			$ 50,000
Original issue discount promissory note			$ 55,000
Original issue discount promissory note percentage			10.00%
Minimum receipt by sale of equity and debt security			$ 1,000,000
Interest rate	5.00%		5.00%
Discount amortized			$ 5,000
Amortized interest expense				$ 3,056
Description of notes payable					Pre-Merger Recruiter.com had issued three notes totaling $250,000. Of these, two notes totaling $150,000 were held by shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com. Effective March 31, 2019, the notes and related accrued interest totaling $383,947 were cancelled in connection with the issuance of the Series E preferred stock
Issuance of preferred shares (in Shares)					0	0	0
Equity Option [Member]
Amortized interest expense		$ 1,379
Total principal amount		$ 115,000
Issuance of preferred shares (in Shares)		389,036		389,036
February 2019 [Member]
Original issue discount promissory note	$ 10,000
Amortized interest expense				$ 29,467
Debt instrument, description	RGI borrowed $45,005, net of original issue discount of $10,000 and other deductions of $4,995, from an institutional investor and issued the investor a $60,000 Original Issue Discount Promissory Note (the “February Note”). The February Note bears interest at 5% per annum and matures on the earlier of (i) 90 days after issuance, or
Company borrowed from an institutional investor	$ 45,005
Discount amount	$ 10,000
Warrants to purchase of common stock (in Shares)	75,000
Exercisable period	5 years
Exercise price (in Dollars per share)	$ 1.60
Description of debt discount	We valued the warrants at $42,000 based on its relative fair value and recorded that amount as debt discount. We also recorded the $10,000 original issue discount amount of debt discount